Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 20, 2021	Mar. 31, 2022	Dec. 31, 2021	Nov. 26, 2021
Financial Instruments (Details) [Line Items]
Sold private warrants		23,673	21,780
Exercise price per warrant (in Dollars per share)		$ 1	$ 1
Price per share (in Dollars per share)		$ 6	$ 6
Warrants issued		550,000	550,000
Initial lender warrants		2,000,000	2,000,000
Total lender warrants		2,550,000	2,550,000
Purchase price per share (in Dollars per share)	$ 10.14
Investor purchase amount (in Dollars)		$ 500	$ 500
Newly issued shares of common stock		500,000	500,000
Average simulated liability			141,000
Released shares		359,053	141,000
Common Stock [Member]
Financial Instruments (Details) [Line Items]
Common stock exercise price per share (in Dollars per share)		$ 11.5	$ 11.5
Purchase shares common stock	1,000,000		685,000
Common stock, par value per share (in Dollars per share)	$ 0.0001
Warrant [Member]
Financial Instruments (Details) [Line Items]
Exercise price per warrant (in Dollars per share)			$ 0.01	$ 0.01
Sponsor [Member]
Financial Instruments (Details) [Line Items]
Sold private warrants		1,980,000	1,980,000
Warrant Agreement [Member]
Financial Instruments (Details) [Line Items]
Lender to issue				2,000,000
Warrant Amendment [Member]
Financial Instruments (Details) [Line Items]
Price per share increases (in Dollars per share)		$ 1	$ 1